Concessions and Authorizations - Schedule of Concession and Amount to be Paid (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Irape Enterprise [Member]
IfrsStatementLineItems [Line Items]
Nominal value in 2023	$ 45
Present value in 2023	$ 22
Period of the concession	03/2006 - 09/2037	[1]
Updating indexer	IGPM
Queimado [Member]
IfrsStatementLineItems [Line Items]
Nominal value in 2023	$ 12
Present value in 2023	$ 6
Period of the concession	01/2004 - 06/2034	[1]
Updating indexer	IGPM

[1]	The term presented includes the extension of the concession grant for these plants under the terms of ReH 2,932, of September 14, 2021. During the period of the extension of the concession term, the generator will freely dispose of the energy from the undertaking, under the terms of Law 13,203/2015, with the other clauses unchanged for both contracts.